26. Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of revenue

Similarly, certain contract compliance costs are also deferred to the extent that they relate to performance obligations under the customer agreement, i.e. when the customer obtains control over the asset.

	2020	2019	2018

Revenue	17,267,812	17,377,194	16,981,329

Gross revenue	24,346,101	25,182,831	24,232,404

Revenue from services	23,279,423	23,820,343	23,065,648
Revenue from services – Mobile	21,522,135	22,145,033	21,531,779
Revenue from services – Fixed telephony	1,757,288	1,675,310	1,533,869

Sale of goods	1,066,678	1,362,488	1,166,756

Deductions from gross revenue	(7,078,289)	(7,805,637)	(7,251,075)
Taxes	(4,534,582)	(4,939,980)	(5,163,797)
Discounts granted	(2,531,920)	(2,843,670)	(2,073,892)
Returns and other	(11,787)	(21,987)	(13,386)